UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09151

Investment Company Act File Number

Eaton Vance Pennsylvania Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Pennsylvania Municipal Income Trust

August 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 154.0%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.5%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$378	$172,523

		$172,523

Education — 27.6%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/29	$470	$585,089
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	500	554,945
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/39	1,200	1,321,548
Delaware County Authority, (Villanova University), 4.00%, 8/1/45	1,000	1,109,920
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/32	750	920,857
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	500	550,380
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/24	45	54,053
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/25	65	79,043
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/26	140	172,390
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/27	90	110,190
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/30	130	157,002
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/31	110	131,986
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/40	205	241,027
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/27	625	762,231
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	500,214
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	625	691,956
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/42	600	696,876
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	876,990
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	306,558
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	651,199

		$10,474,454

Escrowed/Prerefunded — 12.3%
Allegheny County Higher Education Building Authority, (Duquesne University), Prerefunded to 3/1/21, 5.50%, 3/1/31	$1,050	$1,263,150
Chester County, Prerefunded to 7/15/19, 5.00%, 7/15/27	395	443,344
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	315	341,728
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	220	238,667
Daniel Boone Area School District, Prerefunded to 8/15/18, 5.00%, 8/15/32	435	472,175
Dauphin County General Authority, (Pinnacle Health System), Prerefunded to 6/1/19, 6.00%, 6/1/29	360	411,768
Pennsylvania Turnpike Commission, Prerefunded to 6/1/18, 5.625%, 6/1/29	750	815,527
Pennsylvania Turnpike Commission, Prerefunded to 6/1/19, 5.25%, 6/1/39	65	73,059
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 5.35%, 12/1/30	495	587,887
Philadelphia School District, Prerefunded to 9/1/18, 6.00%, 9/1/38	15	16,599

		$4,663,904

Security	Principal Amount (000’s omitted)	Value
General Obligations — 11.4%
Chester County, 4.00%, 7/15/29	$750	$890,648
Chester County, 5.00%, 7/15/27	105	117,315
Daniel Boone Area School District, 5.00%, 8/15/32	30	32,302
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,000	1,350,600
Philadelphia School District, 6.00%, 9/1/38	985	1,045,499
West York Area School District, 5.00%, 4/1/33	750	878,040

		$4,314,404

Hospital — 25.7%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$500	$563,335
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	750	839,362
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	390	444,405
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	534,710
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/35(2)	500	547,705
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	750	848,700
Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,485	1,505,166
Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital Obligated Group), 5.00%, 6/1/31	1,095	1,263,871
Montgomery County Higher Education and Health Authority, (Holy Redeemer Health System), 5.00%, 10/1/27	500	592,270
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	284,878
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	756,459
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	293,803
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 5.00%, 6/1/34	1,085	1,283,381

		$9,758,045

Housing — 1.3%
East Hempfield Township Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/39	$175	$194,698
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	290	290,319

		$485,017

Industrial Development Revenue — 9.4%
Delaware County Industrial Development Authority, (Covanta), 5.00%, 7/1/43(3)	$750	$778,665
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	200	225,664
Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	750	801,435
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	250	281,410
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,115	1,494,814

		$3,581,988

Insured-Education — 3.5%
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/29	$375	$400,808
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/32	875	935,217

		$1,336,025

Security	Principal Amount (000’s omitted)	Value
Insured-Electric Utilities — 3.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,080	$1,182,017

		$1,182,017

Insured-Escrowed/Prerefunded — 13.2%
Beaver County, (AGM), Prerefunded to 11/15/17, 5.55%, 11/15/31	$475	$503,719
Bethlehem Area School District, (AGM), Prerefunded to 1/15/20, 5.25%, 1/15/25	750	862,470
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), Prerefunded to 4/1/18, 5.50%, 10/1/37	500	538,505
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), Prerefunded to 11/1/17, 5.00%, 5/1/37	1,105	1,161,675
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,000	1,946,340

		$5,012,709

Insured-General Obligations — 3.2%
Beaver County, (AGM), Prerefunded to 11/15/17, 5.55%, 11/15/31	$25	$26,512
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	750	877,747
Luzerne County, (AGM), 5.00%, 11/15/29	250	294,713

		$1,198,972

Insured-Hospital — 4.9%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$326,177
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), Prerefunded to 7/1/18, 5.00%, 7/1/35	1,440	1,536,912

		$1,863,089

Insured-Lease Revenue/Certificates of Participation — 4.7%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$549,085
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,195	1,243,935

		$1,793,020

Insured-Special Tax Revenue — 2.5%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$610	$692,838
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,235	238,071

		$930,909

Insured-Transportation — 9.6%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$525	$541,485
Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,005	1,008,950
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,800	2,097,252

		$3,647,687

Insured-Water and Sewer — 1.5%
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	$500	$573,095

		$573,095

Senior Living/Life Care — 0.3%
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	$100	$114,673

		$114,673

Transportation — 13.2%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$522,888
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	285	320,180
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	450	502,992

Security	Principal Amount (000’s omitted)	Value
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	$935	$1,030,875
Pennsylvania Turnpike Commission, 5.35%, 12/1/30	935	1,073,810
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/23	410	471,652
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	970	1,095,993

		$5,018,390

Utilities — 1.8%
Philadelphia, Gas Works Revenue, 5.25%, 8/1/40	$600	$682,464

		$682,464

Water and Sewer — 4.3%
Harrisburg Water Authority, 5.25%, 7/15/31	$750	$781,312
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	750	856,665

		$1,637,977

Total Tax-Exempt Municipal Securities — 154.0% (identified cost $52,930,782)		$58,441,362

Taxable Municipal Securities — 0.0%(4)

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(4)
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$27	$12,003

Total Taxable Municipal Securities — 0.0%(4) (identified cost $26,772)		$12,003

Total Investments — 154.0% (identified cost $52,957,554)		$58,453,365

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (11.1)%		$(4,200,229)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (44.7)%		$(16,975,000)

Other Assets, Less Liabilities — 1.8%		$687,499

Net Assets Applicable to Common Shares — 100.0%		$37,965,635

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2016, 30.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 14.5% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	When-issued security.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2016, the aggregate value of these securities is $778,665 or 2.1% of the Trust’s net assets applicable to common shares.

(4)	Amount is less than 0.05%.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation
Interest Rate Futures
U.S. Long Treasury Bond	10	Short	Dec-16	$(1,709,871)	$(1,703,750)	$6,121

						$6,121

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

At August 31, 2016, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $6,121.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$52,867,903

Gross unrealized appreciation	$5,844,551
Gross unrealized depreciation	(259,089)

Net unrealized appreciation	$5,585,462

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2016, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$58,441,362	$—	$58,441,362
Taxable Municipal Securities	—	12,003	—	12,003
Total Investments	$—	$58,453,365	$—	$58,453,365
Futures Contracts	$6,121	$—	$—	$6,121
Total	$6,121	$58,453,365	$—	$58,459,486

The Trust held no investments or other financial instruments as of November 30, 2015 whose fair value was determined using Level 3 inputs. At August 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 24, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 24, 2016